Significant Accounting Policies and Recent Accounting Pronouncements:	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies and Recent Accounting Pronouncements
Significant Accounting Policies and Recent Accounting Pronouncements:

2. Significant Accounting Policies and Recent Accounting Pronouncements:

(a)

Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the accounts of Dynagas Partners and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation. Dynagas Partners, as the holding company, determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 810 "Consolidation" a voting interest entity is an entity in which the total equity investment at risk is deemed sufficient to absorb the expected losses of the entity, the equity holders have all the characteristics of a controlling financial interest and the legal entity is structured with substantive voting rights. The holding company consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%) of the voting interest. Variable interest entities ("VIE") are entities as defined under ASC 810 that in general either has equity investors with non-substantive voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. The holding company has a controlling financial interest in a VIE and is, therefore, the primary beneficiary of a VIE if it has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. A VIE should have only one primary beneficiary which is required to consolidate the VIE. A VIE may not have a primary beneficiary if no party meets the criteria described above. The Partnership evaluates all arrangements that may include a variable interest in an entity to determine if it is the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2017 and 2016, no such interests existed.

(b)

Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c)

Other Comprehensive Income: The Partnership follows the provisions of ASC 220, “Comprehensive Income” which requires separate presentation of certain transactions which are recorded directly as components of equity. The Partnership has no such transactions which affect other comprehensive income and, accordingly, for the years ended December 31, 2017, 2016 and 2015, comprehensive income equaled net income.

(d)

Foreign Currency Translation: The functional currency of the Partnership is the U.S. Dollar because the Partnership’s vessels operate in international shipping markets, and therefore, primarily transact business in U.S. Dollars. The Partnership’s books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. Dollars using the balance sheet date exchange rates. Resulting gains or losses are included in Other, net in the accompanying consolidated statements of income.

(e)	Cash and Cash Equivalents: The Partnership considers highly liquid investments such as time deposits with an original maturity of three months or less to be cash equivalents.

(f)

Restricted cash: Restricted cash may comprise of (i) minimum liquidity collateral requirements or minimum required cash deposits that are required to be maintained under the Partnership’s financing arrangements, (ii) cash deposits in so-called “retention accounts” which may only be used as per the Partnership’s borrowing arrangements for the purpose of serving the loan installments coming due or, (iii) other cash deposits required to be retained until other specified conditions prescribed in the Partnership’s debt agreements are met. In the event that the obligation to maintain such deposits is expected to elapse within the next operating cycle, these deposits are classified as current assets. Otherwise they are classified as non-current assets.

(g)

Trade Receivables: The amount shown as trade receivables, net, at each balance sheet date, includes receivables from charterers for hire net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts primarily based on the aging of such balances and any amounts in disputes. Provision for doubtful accounts as of December 31, 2017 and 2016, was nil.

(h)

Inventories: Inventories consist of lubricants which are stated at the lower of cost or net realizable value, following the adoption of ASU 2015-11, Simplifying the Measurement of Inventory. Cost is determined by the first in, first out method. Inventories may also consist of bunkers during periods when vessels are unemployed or under voyage charters and spares in warehouses, that are also stated at the lower of cost or net realizable value and cost is still determined by the first in, first out method.

(i)

Insurance Claims: The Partnership records insurance claim recoveries for insured losses incurred on damage to fixed assets, loss of hire and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Partnership’s vessels suffer insured damages or when crew medical expenses are incurred, when recovery is probable under the related insurance policies, the Partnership can make an estimate of the amount to be reimbursed following submission of the insurance claim and when the claim is not subject to litigation.

(j)

Vessels, Net: Vessels are stated at cost, which consists of the contract price and any material expenses incurred upon delivery (initial repairs, improvements and delivery expenses, capitalized interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. The cost of each of the Partnership’s vessels is depreciated beginning when the vessel is ready for her intended use, on a straight-line basis over the vessel’s remaining economic useful life, after considering the estimated residual value. Effective October 1, 2014, the Partnership’s scrap rate estimate is $0.685 per lightweight ton per LNG carrier. Management estimates the useful life of the Partnership’s vessels to be 35 years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

(k)

Impairment of Long-Lived Assets: The Partnership follows ASC 360-10-40 “Impairment or Disposals of Long-Lived Assets”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that long-lived assets held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted projected operating cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the asset is evaluated for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. The Partnership reviews its long-lived assets for impairment whenever events or changes in circumstances, such as undiscounted projected operating cash flows, business plans to dispose a vessel earlier than the end of its useful life and prevailing market conditions, indicate that the carrying amount of the assets may not be recoverable. When indications are present, the Partnership determines undiscounted projected net operating cash flows, for each vessel and compares it to the vessel’s carrying value. The fair values are determined through Level 2 inputs of the fair value hierarchy as defined in ASC 820 “Fair value measurements and disclosures” based on management’s estimates and assumptions and by making use of available market data and taking into consideration third party valuations and other market observable data that allow value to be determined. In developing estimates of future cash flows, the Partnership must make assumptions about future charter rates, vessel operating expenses, fleet utilization, and the estimated remaining useful life of the vessels. These assumptions are based on historical trends as well as future expectations. The projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated charter rate for the unfixed days. Expected outflows for scheduled vessels’ maintenance and vessel operating expenses are based on historical data, and adjusted annually assuming an average annual inflation rate prevailing at the time of test. An estimate is also applied to effective fleet utilization, taking into account the period(s) each vessel is expected to undergo her scheduled maintenance (dry-docking and special surveys) and vessels loss of hire from repositioning or other conditions. Estimates for the remaining estimated useful lives of the current fleet and scrap values are identical with those employed as part of the Partnership’s depreciation policy. As of December 31, 2017, 2016 and 2015, the Partnership incurred no impairment loss.

(l)

Intangible assets/liabilities related to time charter acquired: Where the Partnership identifies any assets or liabilities associated with the acquisition of a vessel, the Partnership records all such identified assets or liabilities at fair value. Fair value is determined by reference to market data. The Partnership values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. The amount to be recorded as an asset or liability at the date of vessel acquisition is determined by comparing the existing charter rate in the acquired time charter agreement with the market rates for equivalent time charter agreements prevailing at the time the vessel is acquired.  When the present value of the time charter assumed is greater than the current fair value of such charter, the difference is recorded as an asset; otherwise, the difference is recorded as liability. Such assets and liabilities, respectively, are amortized as an adjustment to revenues, over the remaining term of the assumed time charter and are classified as non-current asset/ liability in the accompanying consolidated balance sheets. Impairment testing is performed when events or changes in circumstances indicate that the carrying amount of the intangible asset may not be recoverable.

(m)

Accounting for Special Survey and Dry-Docking Costs: The Partnership follows the direct expense method of accounting for dry-docking and special survey costs where such are expensed in the period incurred. The vessels undergo dry-dock or special survey approximately every five years during the first fifteen years of their life and, subsequently, every two and a half years to the end of their useful life. Costs relating to routine repairs and maintenance are also expensed as incurred.

(n)

 Financing Costs: Costs associated with long-term debt, including fees paid to lenders or required to be paid to third parties on the lender’s behalf for obtaining debt financing or refinancing existing one, are recorded contra to long-term debt. Such fees are deferred and amortized to interest and finance costs during the life of the related debt instrument using the effective interest method. Unamortized fees relating to loans repaid or refinanced as debt extinguishments and loan commitment fees are expensed as interest and finance costs in the period incurred in the accompanying statements of income. Any unamortized balance of costs relating to refinanced long-term debt are deferred and amortized over the term of the respective credit facility in the period the refinancing occurs, subject to the provisions of the accounting guidance relating to Debt – Modifications and Extinguishments. Following the early adoption of ASU. 2015-03 “Interest – Imputation of Interest”, the Partnership, effective December 31, 2015, presents unamortized deferred financing costs as a reduction of long term debt in the accompanying consolidated balance sheets.

(o)

Concentration of Credit Risk: Financial instruments, which potentially subject the Partnership to significant concentrations of credit risk, consist principally of cash and cash equivalents and trade receivables. The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Partnership places its cash and cash equivalents, consisting mostly of deposits, with high credit qualified financial institutions. The Partnership performs periodic evaluations of the relative credit standing of those financial institutions. The Partnership limits its credit risk with accounts receivable by performing ongoing credit evaluations of its charterers’ financial condition and generally does not require collateral for its accounts receivable.

During the years ended December 31, 2017 and 2016, charterers that individually accounted for more than 10% of the Partnership’s revenues were as follows:

Charterer	2017	2016
A	72%	66%
B	19%	16%
C(1)	—%	18%
Total	91%	100%

  Below 10% in the year ended December 31, 2017.

(p)

 Accounting for Revenues and Related Expenses: The Partnership generates its revenues from charterers under time charter agreements for the employment of its vessels. All vessels are employed under time charter agreements, where a contract is entered into for the use of a vessel for a specific period of time and at a specified daily charter hire rate. If a charter agreement exists and collection of the related revenue is reasonably assured, revenue is recognized, as it is earned ratably over the duration of the period of the time charter. Furthermore, revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis at the average minimum lease revenue over the rental periods of such charter agreements, as service is performed with the residual or excess from actually collected hire based on the time charter agreement for each period being classified as deferred revenue in the accompanying consolidated balance sheets. Unearned revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not yet been met as at the balance sheet date and, accordingly, is related to revenue earned after such date. Commissions are always paid for by the Partnership while the remaining voyage expenses, primarily consisting of port, canal and bunker expenses that are unique to a particular charter, are paid for by the charterer under the time charter arrangements or by the Partnership during periods of off-hire. All voyage expenses are expensed as incurred, except for commissions. Commissions paid to brokers are deferred and amortized over the related charter period to the extent revenue has been deferred since commissions are earned as the Partnership’s revenues are earned.

(q)

Repairs and Maintenance: All repair and maintenance expenses including underwater inspection expenses are expensed in the period incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of income.

(r)

Earnings Per Unit: As of December 31, 2017, the Partnership’s capital structure consisted of common units, preferred units, a general partner interest and incentive distribution rights. The incentive distribution rights are a separate class of non-voting interests that are currently held by the Partnership’s general partner but, subject to certain restrictions, may be transferred or sold apart from the general partner’s interest. The Partnership calculates basic earnings per each class of units by allocating period distributed and undistributed earnings to the General Partner, limited partners and incentive distribution rights holder using the two-class method and by utilizing the contractual terms of the Partnership’s Third Amended and Restated Limited Partnership Agreement (the “Partnership Agreement”). Basic earnings per common unit are computed by allocating distributed and undistributed net income available to common unitholders, after subtracting the interest on the Partnership’s net income of the preferred unitholders, subordinated unitholders (up to January 23, 2017 or the “Sponsor Subordinated Units Conversion Date”, see note 9) and general partner by the weighted average number of common units outstanding during the year. Any undistributed earnings for the period are allocated to the various unitholders based on the distribution waterfall for cash available for distribution specified in the Partnership agreement. Where distributions relating to the period are in excess of earnings, the surplus is also allocated according to the cash distribution model. Diluted earnings per common unit reflect the potential dilution that could occur if securities or other contracts to issue units were exercised, if any. The Partnership had no dilutive securities outstanding during the three-year period ended December 31, 2017.

(s)

Segment Reporting: The Partnership has determined that it operates under one reportable segment relating to its operations as it operates solely LNG vessels. The Partnership reports financial information and evaluates its operations and operating results by type of vessel and not by the length or type of vessel employment for its customers. The Partnership’s management does not use discrete financial information to evaluate operating results for each type of charter. Although revenue can be identified according to these types of charters or for charters with different duration, management cannot and does not identify expenses, profitability or other financial information for these charters. Furthermore, when the Partnership charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

(t)

Fair Value Measurements: The Partnership follows ASC 820, “Fair Value Measurements and Disclosures”, which defines and provides guidance as to the measurement of fair value. This guidance creates a fair value hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable data that are not corroborated by market data (Level 3), for example, the reporting entity’s own data. Observable market based inputs or unobservable inputs that are corroborated by market data are classified under Level 2 of the fair value hierarchy. Under the standard, fair value measurements would be separately disclosed by level within the fair value hierarchy. ASC 820 applies when assets or liabilities in the financial statements are to be measured at fair value, but does not require additional use of fair value beyond the requirements in other accounting principles.

(u)

Commitments and Contingencies: Commitments are recognized when the Partnership has a present legal or constructive obligation as a result of past events and it is probable that an outflow of resources embodying economic benefits will be required to settle this obligation, and a reliable estimate of the amount of the obligation can be made. Provisions are reviewed at each balance sheet date and adjusted to reflect the present value of the expenditure expected to be required to settle the obligation. Contingent liabilities are not recognized in the financial statements but are disclosed unless the possibility of an outflow of resources embodying economic benefits is remote. Contingent assets are not recognized in the financial statements but are disclosed when an inflow of economic benefits is probable.

(v)

Accounting for Financial Instruments: The principal financial assets of the Partnership consist of cash and cash equivalents, restricted cash, amounts due from related parties and trade receivables, net. The principal financial liabilities of the Partnership consist of trade and other payables, accrued liabilities, long-term debt and amounts due to related parties. The Partnership may also consider from time to time entering into interest rate swap agreements to manage its exposure to fluctuations of interest rate risk associated with its borrowings. Derivative financial instruments are generally used to manage risk related to fluctuations of interest rates. ASC 815, Derivatives and Hedging, requires all derivative contracts to be recorded at fair value, as determined in accordance with ASC 820, Fair Value Measurements and Disclosures (Note 6). The changes in fair value of a derivative contract are recognized in earnings unless specific hedging criteria are met. At the inception of a hedge relationship, the Partnership formally designates and documents the hedge relationship to which the Partnership wishes to apply hedge accounting and the risk management objective and strategy undertaken for the hedge. The documentation includes identification of the hedging instrument, hedged item or transaction, the nature of the risk being hedged and how the entity will assess the hedging instrument’s effectiveness in offsetting exposure to changes in the hedged item’s cash flows attributable to the hedged risk. A cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability, or a highly probable forecasted transaction that could affect profit or loss. Such hedges are expected to be highly effective in achieving offsetting changes in cash flows and are assessed on an ongoing basis to determine whether they actually have been highly effective throughout the financial reporting periods for which they were designated. All derivatives are recorded on the balance sheet as assets or liabilities and measured at fair value. For derivatives designated as cash flow hedges, the effective portion of the changes in fair value of the derivatives is recorded in Accumulated Other Comprehensive Income/ (Loss) and subsequently recognized in earnings when the hedged items impact earnings.

Recent Accounting Pronouncements:

ASU 2015-14:  In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which will supersede the current revenue recognition guidance and outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers. The ASU 2014-09 was amended by ASU 2015-14, Revenue from Contracts with Customers: Deferral of the Effective Date, which was issued in August 2015. Public entities can now elect to defer implementation of ASU 2014-09 to interim and annual periods beginning after December 15, 2017. Additionally, ASU 2015-14 permits early adoption of the standard but not before the original effective date, i.e. annual period beginning after December 15, 2016. The standard permits the use of either the retrospective or cumulative effect transition method. Furthermore, in March 2016, April 2016 and May 2016, the FASB issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10 Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing and ASU 2016-12 Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients, respectively, which clarify the guidance in ASU 2014-09. Furthermore, in September and November 2017, the FASB issued ASU 2017-13 - Revenue Recognition (Topic 605), Revenue from Contracts with Customers (Topic 606), Leases (Topic 840), and Leases (Topic 842) and ASU 2017-14 - Income Statement—Reporting Comprehensive Income (Topic 220), Revenue Recognition (Topic 605), and Revenue from Contracts with Customers (Topic 606), respectively. The amendments in these updates have the same effective date and transition requirements as the original standard. The Company made an assessment on the various implementation aspects of ASU 2014-09 and its amendments and concluded that the effect of the implementation of this new guidance will cause no material cumulative effect to the Partnership’s future or historical financial position, results of operations or cash flows.

ASU 2016-01: In January 2016, the FASB issued ASU 2016-01, Financial Instruments- Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update (the “Update”) affect all entities that hold financial assets or owe financial liabilities and address certain aspects of recognition, measurement, presentation and disclosure of financial instruments. More precisely, the amendments in this Update (i) require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for the under equity method of accounting or those that result in consolidation of the investee), (ii) an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments, (iii) eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities, (iv) require public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes and, (v) require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements. For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The amendments to the FASB Accounting Standards Codification prescribed in this Update are not expected to have a material effect on the Partnership’s future financial position.

ASU 2016-02: In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) which provides new guidance related to accounting for leases and supersedes existing U.S. GAAP on lease accounting. The ASU will require organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases, unless the lease is a short term lease.

Lessee accounting: A short term lease is defined in the ASU as a lease that, at the commencement date, has a lease term of 12 months or less and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise.  The lease term is defined as the non-cancellable period for which a lessee has the right to use an underlying asset, together with all of the following: periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option; and periods covered by an option to extend (or not to terminate) the lease in which exercise of the option is controlled by the lessor.

For short term leases, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expense for such leases generally on a straight-line basis over the lease term. Leases not considered short term - For all other leases, the lessee will be required to recognize the following at the commencement date of the lease: (1) a lease liability, which is a lessee‘s obligation to make lease payments arising from a lease, measured on a discounted basis; and (2) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. When measuring assets and liabilities arising from a lease, a lessee (and a lessor) should include payments to be made in optional periods only if the lessee is reasonably certain to exercise an option to extend the lease.  Similarly, optional payments to purchase the underlying asset should be included in the measurement of lease assets and lease liabilities only if the lessee is reasonably certain to exercise that purchase option. Reasonably certain is a high threshold that is consistent with and intended to be applied in the same way as the reasonably assured threshold in the current leases guidance. In addition, a lessee (and a lessor) should exclude most variable lease payments in measuring lease assets and lease liabilities, other than those that depend on an index or a rate or are in substance fixed payments.

Consistent with current guidance, the recognition, measurement and presentation in the statements of income and cash flows will depend on the lease’s classification as finance or operating lease. For finance leases, a lessee is required to recognize interest on the lease liability separately from amortization of the right-of-use asset in the statement of income; and classify repayments of the principal portion of the lease liability within financing activities and payments of interest on the lease liability and variable lease payments within operating activities in the statement of cash flows. For operating leases, a lessee is required to recognize a single lease cost in the statement of income (which will include both the amortization of the right-of-use asset and the “interest” element associated with the lease liability), calculated so that the cost of the lease is allocated over the lease term on a generally straight-line basis; and classify all cash payments within operating activities in the statement of cash flows.

Lessor accounting: Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and Topic 606, Revenue from Contracts with Customers.

Public business entities should apply the amendments in ASU 2016-02 for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted for all public business entities and all non-public business entities upon issuance. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. The adoption of this new standard is not expected to have a material effect on the Partnership’s future or historical financial position, results of operations or cash flows.

ASU 2016-13: In June 2016, the FASB issued ASU 2016-13- Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 amends guidance on reporting credit losses for assets held at amortized cost basis and available for sale debt securities.  For public entities, the amendments of this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years.  Early application is permitted. Management is in the process of assessing the impact of the amendment of this Update on the Partnership's consolidated financial position and performance.

ASU 2016-15: In August 2016, the FASB issued ASU 2016-15- Statement of Cash Flows (Topic 230): Clarification of Certain Cash Receipts and Cash Payments. This Update addresses eight specific cash flow issues and provides specific guidance in how certain cash receipts and cash payments should be presented and classified in the statement of cash flows under Topic 230 with the objective of reducing the current and potential future diversity in practice. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The amendments in this Update should be applied using a retrospective transition method to each period presented. This FASB standard Update is not expected to have a material effect on the Partnership’s future or historical consolidated statements of cash flows; however, Management will assess such impact, if circumstances arise.

ASU 2016-18: In November 2016, the FASB issued ASU 2016-18- Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update do not provide a definition of restricted cash or restricted cash equivalents. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Other than the presentation effects, the adoption of this new standard is not expected to have a material impact on future or historical consolidated financial statements and accompanying footnote disclosures of the Partnership.

ASU 2017-01: In January 2017, the FASB issued ASU 2017-01 Business Combinations to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisition (or disposals) of assets or businesses. Under current implementation guidance the existence of an integrated set of acquired activities (inputs and processes that generate outputs) constitutes an acquisition of business. This ASU provides a screen to determine when a set of assets and activities does not constitute a business. The screen requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. This Update is effective for public entities with reporting periods beginning after December 15, 2017, including interim periods within those years. The amendments of this ASU should be applied prospectively on or after the effective date. Early adoption is permitted, including adoption in an interim period 1) for transactions for which the acquisition date occurs before the issuance date or effective date of the ASU, only when the transaction has not been reported in financial statements that have been issued or made available for issuance and 2) for transactions in which a subsidiary is deconsolidated or a group of assets is derecognized that occur before the issuance date or effective date of the amendments, only when the transaction has not been reported in financial statements that have been issued or made available for issuance. This FASB standard Update is not expected to have a material effect on the Partnership’s future or historical statements of cash flows; however, Management will assess such impact, if circumstances arise.